Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
Schedule of Recorded Expenses

The Company recorded expenses to executive officers:

	For the year ended December 31
	2025	2024	2023
	USD thousands
Short - term employee benefits	1,231	1,257	2,066
Post-employment benefits	20	(1)	12
Share based payments	148	378	1,346

	1,399	1,634	3,424

The Company recorded expenses to directors:

	For the year ended December 31
	2025	2024	2023
	USD thousands
Short - term benefits	432	394	427
Share based payments	107	193	284

	539	587	711